Derivative and Financial Instruments - FX Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets [Member]
Derivatives, Fair Value [Line Items]
Foreign currency exchange derivative assets	$ 1	$ 7
Other accruals [Member]
Derivatives, Fair Value [Line Items]
Foreign currency exchange derivative liabilities	20	6
Other liabilities and deferred credits [Member]
Derivatives, Fair Value [Line Items]
Foreign currency exchange derivative liabilities	$ 8	$ 0